DEFERRED REVENUES (Details)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
DEFERRED REVENUES
Total deferred revenues		¥ 11,953,519	¥ 18,490,915
Representing:
Current deferred revenues	$ 1,485,050	10,221,897	16,612,164
Non-current deferred revenues	$ 251,572	1,731,622	1,878,751
Testing service
DEFERRED REVENUES
Total deferred revenues		8,047,140	14,611,826
Online education services
DEFERRED REVENUES
Total deferred revenues		297,602	223,821
Other revenue - licensing fees from authorized test centers
DEFERRED REVENUES
Total deferred revenues		2,333,983	2,451,093
Other revenue - others
DEFERRED REVENUES
Total deferred revenues		¥ 1,274,794	¥ 1,204,175